SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2024 (unaudited)

Common Stock	Shares	Value
Aaon, Inc.	562,466	$66,190,999
Abercrombie & Fitch Co., Class A*	425,872	63,655,088
Acadia Healthcare Co., Inc.*	774,431	30,706,189
Acuity Brands, Inc.	254,820	74,440,567
Advanced Drainage Systems, Inc.	588,279	68,005,052
AECOM	1,117,787	119,402,007
Affiliated Managers Group, Inc.	252,001	46,600,025
AGCO Corp.	516,551	48,287,187
Agree Realty Corp.	861,266	60,676,190
Alcoa Corp.	2,154,041	81,379,669
Allegro MicroSystems, Inc.*	1,089,132	23,808,426
ALLETE, Inc.	482,067	31,237,942
Ally Financial, Inc.	2,286,526	82,337,801
Altair Engineering, Inc., Class A*	498,392	54,379,551
Amedisys, Inc.*	273,062	24,791,299
American Airlines Group, Inc.*	5,478,855	95,496,443
American Financial Group, Inc.	601,811	82,405,980
American Homes 4 Rent, Class A	2,644,912	98,972,607
Amkor Technology, Inc.	945,892	24,299,965
Annaly Capital Management, Inc.	4,673,592	85,526,734
Antero Midstream Corp.	2,809,137	42,389,877
Antero Resources Corp.*	2,438,676	85,475,594
Appfolio, Inc., Class A*	192,430	47,476,330
Applied Industrial Technologies, Inc.	320,553	76,762,827
AptarGroup, Inc.	554,804	87,159,708
Aramark	2,196,512	81,951,863
Arcadium Lithium PLC*	8,968,110	46,006,404
Arrow Electronics, Inc.*	438,470	49,599,726
Arrowhead Pharmaceuticals, Inc.*	1,036,479	19,485,805
ASGN, Inc.*	368,519	30,712,373
Ashland, Inc.	407,138	29,094,081
Aspen Technology, Inc.*	221,486	55,289,550
Associated Banc-Corp.	1,341,649	32,065,411
Autoliv, Inc.	604,070	56,655,725
AutoNation, Inc.*	218,160	37,052,294
Avantor, Inc.*	5,674,645	119,564,770
Avient Corp.	761,749	31,125,064
Avis Budget Group, Inc.*	140,629	11,336,104
Avnet, Inc.	724,873	37,925,355
Axalta Coating Systems Ltd.*	1,818,105	62,215,553
Bank OZK	879,659	39,171,215
Belden, Inc.	336,311	37,871,982
BellRing Brands, Inc.*	1,077,558	81,183,220
Berry Global Group, Inc.	955,480	61,790,892
Bill Holdings, Inc.*	793,883	67,249,829
BioMarin Pharmaceutical, Inc.*	1,589,000	104,444,970
Bio-Rad Laboratories, Inc., Class A*	160,531	52,736,039
BJ's Wholesale Club Holdings, Inc.*	1,105,439	98,770,975
Black Hills Corp.	596,741	34,921,283
Blackbaud, Inc.*	326,806	24,157,500
Boston Beer Co., Inc., Class A*	71,736	21,519,365
Boyd Gaming Corp.	552,711	40,093,656
Brighthouse Financial, Inc.*	494,866	23,773,363
Brink's Co.	363,875	33,756,684
Brixmor Property Group, Inc.	2,518,467	70,114,121
Bruker Corp.	922,689	54,088,029
Brunswick Corp.	550,134	35,582,667
Burlington Stores, Inc.*	525,097	149,684,151
BWX Technologies, Inc.	762,417	84,925,630
Cabot Corp.	457,096	41,737,436
CACI International, Inc., Class A*	186,827	75,489,318
Cadence Bank	1,525,510	52,553,819
Capri Holdings Ltd.*	982,944	20,700,801

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2024 (unaudited)

Common Stock	Shares	Value
Carlisle Cos., Inc.	376,864	$139,002,518
Carlyle Group, Inc.	1,759,494	88,836,852
Carpenter Technology Corp.	415,584	70,528,761
Casey's General Stores, Inc.	309,456	122,615,751
Celsius Holdings, Inc.*	1,312,918	34,582,260
ChampionX Corp.	1,588,299	43,185,850
Chart Industries, Inc.*	350,592	66,906,977
Chemed Corp.	124,921	66,183,146
Chemours Co.	1,245,727	21,052,786
Chesapeake Energy Corp.	1,752,897	174,500,896
Chewy, Inc., Class A*	1,373,512	45,998,917
Choice Hotels International, Inc.	186,269	26,446,473
Chord Energy Corp.	509,673	59,590,967
Churchill Downs, Inc.	612,783	81,831,042
Ciena Corp.*	1,204,164	102,125,149
Cirrus Logic, Inc.*	443,056	44,119,516
Civitas Resources, Inc.	740,314	33,958,203
Clean Harbors, Inc.*	422,420	97,215,739
Cleveland-Cliffs, Inc.*	4,035,913	37,937,582
CNH Industrial NV	7,289,416	82,589,083
CNO Financial Group, Inc.	860,517	32,019,838
CNX Resources Corp.*	1,244,550	45,637,648
Coca-Cola Consolidated, Inc.	49,150	61,928,508
Cognex Corp.	1,430,020	51,280,517
Coherent Corp.*	1,289,515	122,155,756
Columbia Banking System, Inc.	1,746,970	47,185,660
Columbia Sportswear Co.	267,042	22,412,835
Comerica, Inc.	1,096,501	67,818,587
Comfort Systems USA, Inc.	295,816	125,443,733
Commerce Bancshares, Inc.	1,021,522	63,651,036
Commercial Metals Co.	949,727	47,106,459
CommVault Systems, Inc.*	364,566	55,016,655
Concentrix Corp.	389,112	16,836,876
COPT Defense Properties	937,679	29,021,165
Core & Main, Inc., Class A*	1,606,199	81,771,591
Coty, Inc., Class A*	3,046,173	21,201,364
Cousins Properties, Inc.	1,394,462	42,726,316
Crane Co.	405,595	61,549,041
Crane NXT Co.	409,981	23,869,094
Crocs, Inc.*	485,927	53,223,584
Crown Holdings, Inc.	985,395	81,482,313
CubeSmart	1,885,566	80,796,503
Cullen/Frost Bankers, Inc.	534,712	71,785,086
Curtiss-Wright Corp.	316,402	112,281,578
Cytokinetics, Inc.*	983,944	46,284,726
Darling Ingredients, Inc.*	1,326,076	44,675,500
DENTSPLY Sirona, Inc.	1,657,333	31,456,180
Dick's Sporting Goods, Inc.	482,259	110,360,150
Docusign, Inc., Class A*	1,692,292	152,204,742
Dolby Laboratories, Inc., Class A	497,558	38,859,280
Donaldson Co., Inc.	998,402	67,242,375
Doximity, Inc., Class A*	1,068,337	57,038,512
Dropbox, Inc., Class A*	1,855,841	55,749,464
DT Midstream, Inc.	810,040	80,542,277
Duolingo, Inc., Class A*	315,967	102,445,980
Dynatrace, Inc.*	2,488,618	135,256,388
Eagle Materials, Inc.	279,666	69,010,382
East West Bancorp, Inc.	1,155,822	110,681,515
EastGroup Properties, Inc.	412,082	66,135,040
Elf Beauty, Inc.*	469,661	58,965,939
EMCOR Group, Inc.	383,543	174,090,168
Encompass Health Corp.	840,015	77,575,385
EnerSys	332,000	30,686,760

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2024 (unaudited)

Common Stock	Shares	Value
Enovis Corp.*	465,859	$20,441,893
Ensign Group, Inc.	474,439	63,033,966
Envista Holdings Corp.*	1,434,863	27,678,507
EPR Properties	631,409	27,958,791
Equitable Holdings, Inc.	2,612,464	123,229,927
Equity LifeStyle Properties, Inc.	1,592,876	106,085,542
Esab Corp.	473,746	56,821,095
Essent Group Ltd.	885,554	48,209,560
Essential Utilities, Inc.	2,106,409	76,504,775
Euronet Worldwide, Inc.*	344,306	35,408,429
Evercore, Inc., Class A	295,182	81,821,499
Exelixis, Inc.*	2,381,022	79,288,033
ExlService Holdings, Inc.*	1,341,367	59,529,867
Exponent, Inc.	423,246	37,711,219
Fabrinet*	302,386	66,488,634
Federated Hermes, Inc.	649,643	26,706,824
Fidelity National Financial, Inc.	2,167,397	121,677,668
First American Financial Corp.	858,808	53,623,972
First Financial Bankshares, Inc.	1,072,364	38,658,722
First Horizon Corp.	4,420,048	89,019,767
First Industrial Realty Trust, Inc.	1,103,463	55,316,600
FirstCash Holdings, Inc.	324,613	33,629,907
Five Below, Inc.*	458,605	48,135,181
Flextronics International Ltd.*	3,233,160	124,121,012
Floor & Decor Holdings, Inc., Class A*	894,041	89,135,888
Flowers Foods, Inc.	1,632,964	33,737,036
Flowserve Corp.	1,095,351	63,004,590
Fluor Corp.*	1,430,028	70,528,981
FNB Corp.	2,998,057	44,311,282
Fortune Brands Innovations, Inc.	1,035,738	70,771,978
Frontier Communications Parent, Inc.*	1,847,796	64,118,521
FTI Consulting, Inc.*	294,514	56,290,461
GameStop Corp., Class A*	3,387,745	106,171,928
Gaming and Leisure Properties, Inc.	2,287,759	110,178,473
Gap, Inc.	1,851,165	43,743,029
GATX Corp.	296,307	45,915,733
Genpact Ltd.	1,352,780	58,101,901
Gentex Corp.	1,896,219	54,478,372
Glacier Bancorp, Inc.	945,459	47,480,951
Globus Medical, Inc., Class A*	948,285	78,432,652
Goodyear Tire & Rubber Co.*	2,375,527	21,379,743
Graco, Inc.	1,407,800	118,663,462
Graham Holdings Co., Class B	28,098	24,499,208
Grand Canyon Education, Inc.*	239,655	39,255,489
Graphic Packaging Holding Co.	2,502,425	67,965,863
Greif, Inc., Class A	215,517	13,172,399
GXO Logistics, Inc.*	996,192	43,334,352
H&R Block, Inc.	1,142,624	60,376,252
Haemonetics Corp.*	418,753	32,696,234
Halozyme Therapeutics, Inc.*	1,060,758	50,714,840
Hamilton Lane, Inc., Class A	348,259	51,559,745
Hancock Whitney Corp.	717,527	39,263,077
Hanover Insurance Group, Inc.	300,426	46,463,885
Harley-Davidson, Inc.	955,430	28,787,106
Healthcare Realty Trust, Inc., Class A	2,954,728	50,082,640
HealthEquity, Inc.*	728,066	69,857,933
Hexcel Corp.	675,356	42,344,821
HF Sinclair Corp.	1,333,412	46,736,091
Hilton Grand Vacations, Inc.*	517,327	20,149,887
Home BancShares, Inc.	1,541,458	43,623,261
Houlihan Lokey, Inc., Class A	446,775	77,586,946
Hyatt Hotels Corp., Class A	352,594	55,350,206
IDACORP, Inc., Class Rights	444,140	48,535,619

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2024 (unaudited)

Common Stock	Shares	Value
Illumina, Inc.*	1,322,332	$176,703,225
Independence Realty Trust, Inc.	1,873,676	37,173,732
Ingredion, Inc.	543,266	74,731,671
Insperity, Inc.	296,098	22,950,556
Interactive Brokers Group, Inc., Class A	907,782	160,377,846
International Bancshares Corp.	446,025	28,170,939
IPG Photonics Corp.*	223,562	16,257,429
Iridium Communications, Inc.	949,220	27,546,364
ITT, Inc.	679,509	97,088,246
Janus Henderson Group PLC	1,060,500	45,103,065
Jazz Pharmaceuticals PLC*	504,055	62,074,373
Jefferies Financial Group, Inc.	1,353,557	106,118,869
Jones Lang LaSalle, Inc.*	395,574	100,135,602
KB Home	587,254	38,594,333
KBR, Inc.	1,110,909	64,354,958
Kemper Corp.	501,936	33,348,628
Kilroy Realty Corp.	885,796	35,830,448
Kinsale Capital Group, Inc.	184,460	85,797,880
Kirby Corp.*	478,573	50,633,023
Kite Realty Group Trust	1,831,470	46,226,303
Knife River Corp.*	472,012	47,975,300
Knight-Swift Transportation Holdings, Inc.	1,349,796	71,593,180
Kyndryl Holdings, Inc.*	1,936,574	67,005,460
Lamar Advertising Co., Class A	733,185	89,257,942
Lancaster Colony Corp.	160,890	27,856,495
Landstar System, Inc.	294,573	50,625,316
Lantheus Holdings, Inc.*	579,683	51,858,441
Lattice Semiconductor Corp.*	1,150,346	65,167,101
Lear Corp.	453,069	42,905,634
Light & Wonder, Inc.*	736,270	63,599,003
Lincoln Electric Holdings, Inc.	470,453	88,195,824
Lithia Motors, Inc.	222,087	79,380,556
Littelfuse, Inc.	206,896	48,755,042
LivaNova PLC*	452,736	20,966,204
Louisiana-Pacific Corp.	521,195	53,969,742
Lumentum Holdings, Inc.*	572,788	48,085,553
MACOM Technology Solutions Holdings, Inc.*	482,910	62,734,838
Macy's, Inc.	2,312,604	39,152,386
Manhattan Associates, Inc.*	509,214	137,609,991
ManpowerGroup, Inc.	391,330	22,587,568
Marriott Vacations Worldwide Corp.	267,785	24,047,093
Masimo Corp.*	370,511	61,245,468
MasTec, Inc.*	513,300	69,880,662
Matador Resources Co.	967,478	54,430,312
Mattel, Inc.*	2,808,912	49,802,010
Maximus, Inc.	501,727	37,453,921
Medpace Holdings, Inc.*	212,498	70,598,211
MGIC Investment Corp.	2,112,446	50,086,095
Middleby Corp.*	448,500	60,749,325
MKS Instruments, Inc.	561,107	58,573,960
Morningstar, Inc.	225,255	75,856,874
MSA Safety, Inc.	327,748	54,330,786
MSC Industrial Direct Co., Inc., Class A	372,879	27,850,333
Mueller Industries, Inc.	948,268	75,254,548
Murphy Oil Corp.	1,143,008	34,587,422
Murphy USA, Inc.	153,636	77,086,863
National Fuel Gas Co.	761,691	46,219,410
National Storage Affiliates Trust	584,827	22,170,792
Neogen Corp.*	1,644,118	19,959,593
Neurocrine Biosciences, Inc.*	844,149	115,226,338
New Jersey Resources Corp.	826,815	38,570,920
New York Community Bancorp, Inc.	2,526,563	23,572,833
New York Times Co., Class A	1,360,467	70,812,307

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2024 (unaudited)

Common Stock	Shares	Value
NewMarket Corp.	63,998	$33,813,343
Nexstar Media Group, Inc., Class A	243,130	38,407,246
Nextracker, Inc., Class A*	1,197,602	43,748,401
NNN REIT, Inc.	1,563,502	63,869,057
Nordstrom, Inc.	807,772	19,507,694
Northwestern Energy Group, Inc.	511,207	27,329,126
NOV, Inc.	3,243,997	47,362,356
Novanta, Inc.*	299,492	45,753,393
nVent Electric PLC	1,374,157	93,662,541
OGE Energy Corp.	1,675,409	69,110,621
Old National Bancorp	2,659,446	57,723,275
Old Republic International Corp.	1,944,920	70,386,655
Olin Corp.	972,122	32,857,724
Ollie's Bargain Outlet Holdings, Inc.*	511,490	56,125,798
Omega Healthcare Investors, Inc.	2,250,708	85,189,298
ONE Gas, Inc.	472,362	32,711,068
Onto Innovation, Inc.*	411,799	68,634,539
Option Care Health, Inc.*	1,418,888	32,918,202
Ormat Technologies, Inc.	478,854	32,427,993
Oshkosh Corp.	542,481	51,573,669
Ovintiv, Inc.	2,170,467	87,903,913
Owens Corning	715,226	121,817,292
Park Hotels & Resorts, Inc.	1,720,907	24,213,161
Parsons Corp.*	389,563	35,937,187
Paylocity Holding Corp.*	362,540	72,315,854
PBF Energy, Inc., Class A	815,869	21,661,322
Penske Automotive Group, Inc.	155,870	23,760,823
Penumbra, Inc.*	319,985	75,990,038
Performance Food Group Co.*	1,299,028	109,832,817
Permian Resources Corp., Class A	5,305,885	76,298,626
Perrigo Co. PLC	1,137,472	29,244,405
Pilgrim's Pride Corp.*	336,094	15,255,307
Pinnacle Financial Partners, Inc.	638,096	72,991,801
Planet Fitness, Inc., Class A*	701,871	69,393,986
PNM Resources, Inc.	752,045	36,978,053
Polaris, Inc.	437,087	25,184,953
Portland General Electric Co.	879,251	38,352,929
Post Holdings, Inc.*	394,757	45,183,886
PotlatchDeltic Corp.	597,584	23,455,172
Power Integrations, Inc.	474,113	29,252,772
Primerica, Inc.	278,232	75,517,729
Prosperity Bancshares, Inc.	794,274	59,848,546
Pure Storage, Inc., Class A*	2,595,529	159,443,346
PVH Corp.	465,350	49,210,763
Qualys, Inc.*	305,070	42,776,915
Rambus, Inc.*	888,572	46,969,916
Range Resources Corp.	2,011,938	72,389,529
Rayonier, Inc.	1,118,080	29,181,888
RB Global, Inc.	1,537,574	138,704,551
RBC Bearings, Inc.*	260,431	77,905,329
Regal Rexnord Corp.	552,177	85,659,218
Reinsurance Group of America, Inc.	549,143	117,313,419
Reliance Steel & Aluminum Co.	451,226	121,497,113
RenaissanceRe Holdings Ltd.	433,051	107,747,419
Repligen Corp.*	434,268	62,508,536
Rexford Industrial Realty, Inc.	1,850,822	71,552,779
RH*	124,821	49,128,297
RLI Corp.	347,650	57,303,150
Roivant Sciences Ltd.*	3,580,901	42,362,059
Royal Gold, Inc.	548,260	72,288,081
RPM International, Inc.	1,073,056	132,050,271
Ryan Specialty Holdings, Inc., Class A	887,079	56,914,989
Ryder System, Inc.	352,594	55,307,895

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2024 (unaudited)

Common Stock	Shares	Value
Sabra Health Care REIT, Inc.	1,972,559	$34,164,722
Saia, Inc.*	221,736	101,051,747
Sarepta Therapeutics, Inc.*	796,400	96,834,276
Science Applications International Corp.	412,874	46,151,056
Scotts Miracle-Gro Co.	355,312	23,571,398
SEI Investments Co.	816,835	67,372,551
Selective Insurance Group, Inc.	506,872	47,402,669
Sensata Technologies Holding PLC	1,247,010	34,168,074
Service Corp. International	1,205,848	96,250,787
Shift4 Payments, Inc., Class A*	572,496	59,413,635
Silgan Holdings, Inc.	676,707	35,222,599
Silicon Laboratories, Inc.*	270,536	33,605,982
Simpson Manufacturing Co., Inc.	351,543	58,296,376
Skechers U.S.A., Inc., Class A*	1,097,160	73,773,038
SLM Corp.	1,770,306	48,825,039
Sonoco Products Co.	819,245	40,020,118
Sotera Health Co.*	1,275,216	17,444,955
SouthState Corp.	636,095	63,278,731
Southwest Gas Holdings, Inc.	502,460	35,528,947
Spire, Inc.	481,492	32,659,602
Sprouts Farmers Market, Inc.*	833,677	105,935,336
STAG Industrial, Inc.	1,519,197	51,379,243
Starwood Property Trust, Inc.	2,670,517	50,606,297
Stifel Financial Corp.	853,371	90,525,596
Synaptics, Inc.*	333,984	25,489,659
Synovus Financial Corp.	1,181,145	60,510,058
Taylor Morrison Home Corp.*	862,750	52,808,928
TD SYNNEX Corp.	631,384	74,048,716
Tempur Sealy International, Inc.	1,447,803	82,075,952
Tenet Healthcare Corp.*	792,873	100,084,359
Teradata Corp.*	797,901	24,854,616
Terex Corp.	556,956	25,742,506
Tetra Tech, Inc.	2,232,097	88,926,744
Texas Capital Bancshares, Inc.*	385,294	30,129,991
Texas Roadhouse, Inc.	556,230	100,360,579
Thor Industries, Inc.	442,739	42,374,550
Timken Co.	531,984	37,967,698
TKO Group Holdings, Inc., Class A*	554,804	78,843,196
Toll Brothers, Inc.	841,856	106,031,763
TopBuild Corp.*	244,465	76,111,733
Toro Co.	855,555	68,529,956
Travel + Leisure Co.	570,329	28,773,098
Trex Co., Inc.*	893,315	61,665,534
UFP Industries, Inc.	506,296	57,034,244
UGI Corp.	1,789,984	50,531,248
UMB Financial Corp.	370,236	41,784,835
Under Armour, Inc., Class A*	1,574,308	13,035,270
Under Armour, Inc., Class C*	1,080,968	8,064,021
United Bankshares, Inc.	1,124,775	42,235,301
United States Steel Corp.	1,877,368	63,811,738
United Therapeutics Corp.*	372,229	131,337,280
Universal Display Corp.	368,010	53,803,062
Unum Group	1,400,729	102,295,239
US Foods Holding Corp.*	1,942,134	131,016,360
Vail Resorts, Inc.	312,340	58,548,133
Valaris Ltd.*	545,516	24,133,628
Valley National Bancorp	3,958,498	35,863,992
Valmont Industries, Inc.	167,042	51,226,770
Valvoline, Inc.*	1,074,423	38,872,624
Viper Energy, Inc., Class A	858,574	42,130,226
Visteon Corp.*	230,274	20,429,909
Vontier Corp.	1,252,296	45,671,235
Vornado Realty Trust	1,382,903	58,137,242

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

December 31, 2024 (unaudited)

Common Stock	Shares	Value
Voya Financial, Inc.	802,220	$55,216,803
Warner Music Group Corp., Class A	1,180,627	36,599,437
Watsco, Inc.	290,396	137,615,760
Watts Water Technologies, Inc., Class A	228,281	46,409,527
Weatherford International PLC	605,738	43,389,013
Webster Financial Corp.	1,429,135	78,916,835
Wendy's Co.	1,427,634	23,270,434
WESCO International, Inc.	371,787	67,278,576
Western Alliance Bancorp	909,366	75,968,436
Western Union Co.	2,816,433	29,854,190
Westlake Corp.	279,006	31,988,038
WEX, Inc.*	331,701	58,153,819
Whirlpool Corp.	459,731	52,630,005
Williams-Sonoma, Inc.	1,053,364	195,061,946
Wingstop, Inc.	243,556	69,218,615
Wintrust Financial Corp.	554,379	69,136,605
Woodward, Inc.	497,408	82,778,639
Wp Carey, Inc.	1,824,650	99,406,932
Wyndham Hotels & Resorts, Inc.	648,568	65,369,169
XPO, Inc.*	970,504	127,281,600
YETI Holdings, Inc.*	707,230	27,235,427
Zions Bancorp NA	1,231,544	66,811,262
ZoomInfo Technologies, Inc., Class A*	2,261,653	23,769,973
Total Investments (Cost $24,817,544,336)		$24,275,553,263

------------------------------

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

December 31, 2024 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,705,405,727	6.99%
Retail	1,662,858,664	6.82%
Banks	1,570,639,997	6.44%
Insurance	1,335,518,063	5.47%
Software	1,009,335,958	4.14%
Diversified Financial Services	970,006,798	3.98%
Oil & Gas	902,823,392	3.70%
Commercial Services	889,363,246	3.65%
Machinery - Diversified	801,553,588	3.29%
Biotechnology	800,191,253	3.28%
Computers	748,910,950	3.07%
Electronics	707,879,456	2.90%
Engineering & Construction	673,168,503	2.76%
Healthcare - Products	656,886,546	2.69%
Building Materials	606,731,847	2.49%
Food	543,548,908	2.23%
Healthcare - Services	520,275,442	2.13%
Semiconductors	498,914,103	2.05%
Chemicals	461,940,701	1.89%
Transportation	456,492,761	1.87%
Packaging & Containers	386,813,892	1.59%
Miscellaneous Manufacturing	369,821,772	1.52%
Entertainment	343,467,904	1.41%
Iron / Steel	340,881,653	1.40%
Electric	318,893,566	1.31%
Metal Fabricate / Hardware	310,359,398	1.27%
Pharmaceuticals	291,402,133	1.19%
Electrical Components & Equipment	291,310,806	1.19%
Distribution / Wholesale	286,665,927	1.18%
Apparel	240,420,312	0.99%
Home Builders	239,809,573	0.98%
Gas	236,221,195	0.97%
Lodging	236,182,488	0.97%
Hand / Machine Tools	228,185,828	0.94%
Auto Parts & Equipment	195,849,384	0.80%
Telecommunications	193,790,034	0.79%
Leisure Time	186,184,139	0.76%
Environmental Control	186,142,483	0.76%
Home Furnishings	173,565,237	0.71%
Machinery - Construction & Mining	162,241,805	0.66%
Aerospace / Defense	154,626,399	0.63%
Mining	153,667,750	0.63%
Pipelines	122,932,155	0.50%
Beverages	118,030,134	0.48%
Cosmetics / Personal Care	109,411,708	0.45%
Media	109,219,553	0.45%
Real Estate	100,135,602	0.41%
Airlines	95,496,443	0.39%
Oil & Gas Services	90,548,206	0.37%
Private Equity	88,836,852	0.36%
Food Service	81,951,863	0.34%
Water	76,504,775	0.31%
Toys / Games / Hobbies	49,802,010	0.20%
Internet	45,998,917	0.19%
Trucking & Leasing	45,915,733	0.19%
Agriculture	44,675,500	0.18%
Savings & Loans	23,572,833	0.10%
Housewares	23,571,398	0.10%
Total Investments	24,275,553,263	99.51%
Other Assets in Excess of Liabilities	120,712,702	0.49%
Net Assets	$24,396,265,965	100.00%